Financial instruments and risk management - Exposure to credit risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 21,295,207	$ 20,510,762	$ 19,448,128
Cash and cash equivalent [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	18,662,765	17,901,845	16,112,268
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	186,284	550,068	1,127,841
Investment in Securities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	315,761	0	0
Investment in Life Insurance [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	65,545	66,177	64,629
Accounts receivable net of guarantees received [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	2,046,754	1,986,102	2,143,390
Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 18,098	$ 6,570	$ 0